Capital Structure - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common stock reserved for future issuance	7,189,851	17,545,062
Stock Options, Issued and Outstanding
Class Of Stock [Line Items]
Common stock reserved for future issuance	3,506,599	2,143,368
Stock Options, Authorized for Future Issuance
Class Of Stock [Line Items]
Common stock reserved for future issuance	3,369,246	1,435,402
Employee Stock Purchase Plan, Available for Future Grants
Class Of Stock [Line Items]
Common stock reserved for future issuance	314,006
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Common stock reserved for future issuance		5,157,213
Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Common stock reserved for future issuance		3,992,919
Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Common stock reserved for future issuance		4,816,160